LEASES (Tables) - Youlife International Holdings Inc [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF LEASES

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2024
	RMB	RMB	USD
Operating lease right-of-use assets	52,957	43,156	5,912
Lease liabilities – current	6,808	9,401	1,288
Lease liabilities – non-current	39,697	27,902	3,823
Total operating lease liabilities	46,505	37,303	5,111

Supplemental balance sheet information related to operating lease was as follows:

	As at December 31
	2022	2023
	RMB	RMB	USD
Operating lease right-of-use assets	61,814	52,957	7,459
Lease liabilities – current	7,534	6,808	959
Lease liabilities – non-current	42,580	39,697	5,591
Total operating lease liabilities	50,114	46,505	6,550

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024

Weighted average remaining lease term (years)	5.20	5.87
Weighted average discount rate	4.78%	4.77%

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2022 and 2023 were as follows:

	As at December 31,
	2022	2023

Weighted average remaining lease term (years)	6.46	5.20
Weighted average discount rate	4.59%	4.78%

SCHEDULE OF FUTURE MINIMUM PAYMENTS OF OPERATING LEASE LIABILITIES

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	As of December 31, 2024
	RMB	USD
2025	11,042	1,514
2026	6,998	959
2027	5,944	814
2028	5,284	724
2029 and after	13,755	1,884
Total undiscounted cashflows	43,023	5,895
Less: imputed interest	(5,720)	(784)
Present value of lease liabilities	37,303	5,111

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	As at December 31, 2023
	RMB	USD
2024	10,925	1,539
2025	10,434	1,470
2026	6,492	914
2027	5,348	753
2028 and after	19,039	2,682
Total undiscounted cashflows	52,238	7,358
Less: imputed interest	(5,733)	(808)
Present value of lease liabilities	46,505	6,550